Fair Value Measurement - Changes in Fair Value of Financial Assets and Liabilities in Level 3 (Detail) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	$ 1,588	$ 1,747	$ 1,400
Realized	(5)	(12)	(6)
Unrealized	(16)	(39)	28
Net unrealized gains (losses) included in OCI	64	12	(6)
Transfer in to Level 3	10
Transfer out of Level 3	(8)	(24)
Purchases/Issuances	61	58	295
Sales/Settlements	(428)	(154)	(205)
Closing balance	1,266	1,588	1,506
Opening balance	(1,009)	(1,035)	(294)
Realized	13	(390)	6
Unrealized	(221)	408	(486)
Transfer in to Level 3		2	(2)
Transfer out of Level 3	64	19	(5)
Purchases/Issuances	(39)	(78)	(2)
Sales/Settlements	104	65	92
Closing balance	(1,088)	(1,009)	(691)
Deposits and other liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(742)	(652)	4
Realized	8	(358)
Unrealized	(156)	287	(387)
Transfer in to Level 3			(2)
Transfer out of Level 3	2	(15)	(5)
Purchases/Issuances	(21)	(46)	(2)
Sales/Settlements	98	42	25
Closing balance	(811)	(742)	(367)
Interest rate derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(136)	(87)	(28)
Unrealized	(66)	(25)	(47)
Transfer in to Level 3		2
Transfer out of Level 3	2	(15)
Purchases/Issuances	(16)	(2)
Sales/Settlements	3	(9)	1
Closing balance	(213)	(136)	(74)
Interest rate derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	35	34	48
Unrealized	(11)	2	(4)
Transfer out of Level 3		(2)
Sales/Settlements	1	1	1
Closing balance	25	35	45
Credit derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(54)	(63)	(107)
Realized	5	9	6
Unrealized	1		(8)
Sales/Settlements			(4)
Closing balance	(48)	(54)	(113)
Credit derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	49	58	98
Realized	(5)	(9)	(6)
Unrealized	(1)		9
Closing balance	43	49	101
Equity derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(77)	(233)	(163)
Realized		(41)
Unrealized		146	(44)
Transfer out of Level 3	60	49
Purchases/Issuances	(2)	(30)
Sales/Settlements	3	32	70
Closing balance	(16)	(77)	(137)
Equity derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	13	103	212
Realized		(3)
Unrealized	(1)	(36)	15
Transfer in to Level 3	10
Transfer out of Level 3	(8)	(22)
Purchases/Issuances	(2)	(13)
Sales/Settlements		(16)	(166)
Closing balance	16	13	61
Corporate equity [member] | Securities mandatorily measured and designated at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	4	6	16
Unrealized		(2)	3
Closing balance	4	4	19
Corporate equity [member] | Equity securities designated at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	392	368	240
Net unrealized gains (losses) included in OCI	47	20	19
Purchases/Issuances	27	26	17
Sales/Settlements	(16)	(22)	(7)
Closing balance	450	392	269
Mortgage and asset backed [member] | Securities mandatorily measured and designated at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	55	132	135
Purchases/Issuances	32
Sales/Settlements	(1)	(77)	(33)
Closing balance	86	55	102
Corporate debt [member] | Securities mandatorily measured and designated at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	2	2	25
Unrealized			5
Closing balance	2	2	30
Business and government [member] | Loans mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	1,038	1,044	626
Unrealized	(3)	(3)
Net unrealized gains (losses) included in OCI	17	(8)	(25)
Purchases/Issuances		45	278
Sales/Settlements	(412)	(40)
Closing balance	$ 640	$ 1,038	$ 879